Other disclosures - Related party transactions - Executive directors remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Pension contribution	€ 153,000	€ 115,000	€ 125,000
Social security costs	2,792,000	3,073,000	436,000
ESOP	13,363,000	12,041,000	2,261,000
Total	20,544,000	18,355,000	4,654,000
Executive Directors
Disclosure of transactions between related parties [line items]
Base salary	500,000	575,285	489,236
Bonus	284,600	474,919	183,897
Pension contribution	15,102	76,650	96,901
Social security costs	10,011	264,191	146,408
ESOP	3,559,200	7,057,404	1,274,055
Other	33,855	24,580	9,184
Total	4,402,768	8,473,029	2,199,681
Tim Van Hauwermeiren
Disclosure of transactions between related parties [line items]
Base salary	500,000	303,941	253,284
Bonus	284,600	301,635	101,314
Pension contribution	15,102	14,315	11,929
Social security costs	10,011	9,459	10,284
ESOP	3,559,200	2,968,195	488,020
Other	33,855	9,601	9,184
Total	€ 4,402,768	3,607,146	874,015
Eric Castaldi
Disclosure of transactions between related parties [line items]
Base salary		271,344	235,952
Bonus		173,284	82,583
Pension contribution		62,335	84,972
Social security costs		254,732	136,124
ESOP		4,089,209	786,035
Other		14,979
Total		€ 4,865,883	€ 1,325,666